Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Commissions and fees
Commissions and fees	SFr 3,158	SFr 3,737	SFr 2,880	SFr 6,895	SFr 5,807
Lending business
Commissions and fees
Commissions and fees	484	516	361	1,000	797
Investment and portfolio management
Commissions and fees
Commissions and fees	891	861	752	1,752	1,562
Other securities business
Commissions and fees
Commissions and fees	15	13	18	28	36
Fiduciary business
Commissions and fees
Commissions and fees	906	874	770	1,780	1,598
Underwriting
Commissions and fees
Commissions and fees	626	989	560	1,615	924
Brokerage
Commissions and fees
Commissions and fees	694	909	806	1,603	1,773
Underwriting and brokerage
Commissions and fees
Commissions and fees	1,320	1,898	1,366	3,218	2,697
Other services
Commissions and fees
Commissions and fees	SFr 448	SFr 449	SFr 383	897	715
Bank
Commissions and fees
Commissions and fees				6,926	5,816
Bank | Lending business
Commissions and fees
Commissions and fees				997	786
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees				1,699	1,508
Bank | Other securities business
Commissions and fees
Commissions and fees				29	40
Bank | Fiduciary business
Commissions and fees
Commissions and fees				1,728	1,548
Bank | Underwriting
Commissions and fees
Commissions and fees				1,664	981
Bank | Brokerage
Commissions and fees
Commissions and fees				1,624	1,774
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees				3,288	2,755
Bank | Other services
Commissions and fees
Commissions and fees				SFr 913	SFr 727